EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share Disclosure [Abstract]
Earnings Per Share Disclosure

3.       EARNINGS PER SHARE

Basic net income per common share attributable to TWC common shareholders is determined using the two-class method and is computed by dividing net income attributable to TWC common shareholders by the weighted average of common shares outstanding during the period. The two-class method is an earnings allocation formula that determines income per share for each class of common stock and participating security according to dividends declared and participation rights in undistributed earnings. Diluted net income per common share attributable to TWC common shareholders reflects the more dilutive earnings per share amount calculated using the treasury stock method or the two-class method.

Set forth below is a reconciliation of net income attributable to TWC common shareholders per basic and diluted common share for the years ended December 31, 2013, 2012 and 2011 (in millions, except per share data):

	Year Ended December 31,
	2013	2012	2011
Net income attributable to TWC common shareholders	$1,944	$2,144	$1,654
Net income allocated to participating securities(a)	10	11	11
Net income attributable to TWC shareholders	$1,954	$2,155	$1,665

Weighted-average basic common shares outstanding	287.6	307.8	329.7
Dilutive effect of nonparticipating equity awards	1.9	2.0	2.6
Dilutive effect of participating equity awards(a)	2.2	2.6	3.0
Weighted-average diluted common shares outstanding	291.7	312.4	335.3

Net income per common share attributable to TWC common shareholders:
Basic	$6.76	$6.97	$5.02
Diluted	$6.70	$6.90	$4.97

——————————

(a)       The Company's restricted stock units granted to employees and non-employee directors are considered participating securities with respect to regular quarterly cash dividends.

Diluted net income per common share attributable to TWC common shareholders for the year ended December 31, 2011 excludes 2.2 million common shares that may be issued under the Company's equity-based compensation plans because they do not have a dilutive effect. For the years ended December 31, 2013 and 2012, antidilutive common shares related to the Company's equity-based compensation plan were insignificant.